UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund

September 30, 2012

Shares	Description (1)	Value
	COMMON STOCKS – 98.4%

	Aerospace & Defense – 2.6%

100	Alliant Techsystems Inc.	$5,011

17,000	Exelis Inc.	175,780

25,749	General Dynamics Corporation	1,702,524

65,000	Honeywell International Inc.	3,883,750

12,310	L-3 Communications Holdings, Inc.	882,750

3,400	Northrop Grumman Corporation	225,862

5,900	Raytheon Company	337,244

35,037	Textron Inc.	916,918
	Total Aerospace & Defense	8,129,839
	Air Freight & Logistics – 0.1%

2,300	FedEx Corporation	194,626
	Apparel, Accesories & Luxury Goods – 0.5%

16,178	PVH Corporation	1,516,202
	Auto Components – 0.9%

2,100	Gentex Corporation	35,721

101,900	Johnson Controls, Inc.	2,792,060

2,700	Lear Corporation	102,033
	Total Auto Components	2,929,814
	Automobiles – 0.2%

34,700	Ford Motor Company	342,142

10,600	General Motors Company, (2)	241,150
	Total Automobiles	583,292
	Beverages – 0.6%

900	Coca Cola Enterprises Inc.	28,143

25,500	Coca-Cola Company	967,215

21,380	Molson Coors Brewing Company, Class B	963,169
	Total Beverages	1,958,527
	Biotechnology – 0.5%

19,343	Amgen Inc.	1,631,002
	Capital Markets – 2.6%

13,108	Affiliated Managers Group Inc., (2)	1,612,284

76,104	American Capital Limited, (2)	863,019

30,763	Ameriprise Financial, Inc.	1,743,954

13,100	Ares Capital Corporation	224,534

23,000	Bank of New York Company, Inc.	520,260

6,025	BlackRock Inc.	1,074,258

8,400	Charles Schwab Corporation	107,436

3,600	E*Trade Group Inc., (2)	31,716

800	Franklin Resources, Inc.	100,056

7,400	Goldman Sachs Group, Inc.	841,232

12,500	Invesco LTD	312,375

21,900	Morgan Stanley	366,606

2,100	Northern Trust Corporation	97,472

6,500	State Street Corporation	272,740
	Total Capital Markets	8,167,942

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2012

Shares	Description (1)	Value
	Chemicals – 2.4%

4,200	Air Products & Chemicals Inc.	$347,340

4,974	CF Industries Holdings, Inc.	1,105,422

18,300	Dow Chemical Company	529,968

1,600	E.I. Du Pont de Nemours and Company	80,432

23,629	Huntsman Corporation	352,781

2,400	Kronos Worldwide Inc.	35,856

16,078	LyondellBasell Industries NV	830,589

34,750	Monsanto Company	3,162,945

16,282	Mosaic Company	938,006
	Total Chemicals	7,383,339
	Commercial & Professional Services – 0.8%

43,454	Tyco International Ltd.	2,444,722
	Commercial Banks – 5.2%

7,200	Associated Banc-Corp.	94,824

80,100	BB&T Corporation	2,656,116

1,600	Comerica Incorporated	49,680

19,700	Fifth Third Bancorp.	305,547

700	First Citizens Bancshs Inc.	114,030

15,100	First Niagara Financial Group Inc.	122,159

2,800	Fulton Financial Corporation	27,608

12,100	Huntington BancShares Inc.	83,490

112,785	KeyCorp.	985,741

1,800	M&T Bank Corporation	171,288

9,600	PNC Financial Services Group, Inc.	605,760

3,920	Popular Inc., (2)	68,326

141,878	Regions Financial Corporation	1,022,940

7,200	SunTrust Banks, Inc.	203,544

49,834	U.S. Bancorp	1,709,306

228,253	Wells Fargo & Company	7,881,576
	Total Commercial Banks	16,101,935
	Commercial Services & Supplies – 0.0%

2,400	Cintas Corporation	99,480
	Communication Equipment – 2.0%

248,150	Cisco Systems, Inc.	4,737,184

1,200	Harris Corporation	61,464

5,000	JDS Uniphase Corporation, (2)	61,925

26,542	Motorola Solutions Inc.	1,341,698

5,800	Polycom Inc., (2)	57,246

1,900	QUALCOMM, Inc.	118,731
	Total Communication Equipment	6,378,248
	Computers & Peripherals – 0.3%

100	Apple, Inc., (2)	66,726

25,800	Dell Inc., (2)	254,388

800	Diebold Inc.	26,968

37,100	Hewlett-Packard Company	632,926

2	Nuveen Investments

Shares	Description (1)	Value
	Computers & Peripherals (continued)

900	Lexmark International, Inc., Class A	$20,025

1,100	SanDisk Corporation, (2)	47,773

1,900	Western Digital Corporation, (2)	73,587
	Total Computers & Peripherals	1,122,393
	Construction & Engineering – 0.0%

2,000	KBR Inc.	59,640
	Consumer Finance – 2.4%

4,800	American Express Company	272,928

97,873	Capital One Financial Corporation	5,579,740

36,826	Discover Financial Services	1,463,097

2,700	SLM Corporation	42,444
	Total Consumer Finance	7,358,209
	Containers & Packaging – 0.3%

400	Greif Inc.	17,672

56,821	Owens-Illinois, Inc., (2)	1,065,962
	Total Containers & Packaging	1,083,634
	Diversified Consumer Services – 0.0%

900	Devry, Inc.	20,484
	Diversified Financial Services – 4.7%

147,500	Bank of America Corporation	1,302,425

146,500	Citigroup Inc.	4,793,480

21,000	CME Group, Inc.	1,203,300

172,902	JP Morgan Chase & Co.	6,999,073

5,700	New York Stock Exchange Euronext	140,505
	Total Diversified Financial Services	14,438,783
	Diversified REIT – 0.1%

5,600	Vornado Realty Trust	453,880
	Diversified Telecommunication Services – 3.1%

90,000	AT&T Inc.	3,393,000

50,250	BCE INC.	2,207,985

11,100	CenturyLink Inc.	448,440

70,327	Verizon Communications Inc.	3,204,801

26,400	Windstream Corporation	266,904
	Total Diversified Telecommunication Services	9,521,130
	Electric Utilities – 1.0%

6,500	American Electric Power Company, Inc.	285,610

7,877	Duke Energy Corporation	510,430

4,400	Edison International	201,036

2,500	Entergy Corporation	173,250

20,400	Exelon Corporation	725,832

900	FirstEnergy Corp.	39,690

2,500	NextEra Energy Inc.	175,825

28,655	NV Energy Inc.	516,077

1,500	Pinnacle West Capital Corporation	79,200

7,300	Southern Company	336,457
	Total Electric Utilities	3,043,407

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2012

Shares	Description (1)	Value
	Electrical Equipment – 0.1%

4,400	Emerson Electric Company	$212,388
	Electronic Components – 0.3%

2,700	Amphenol Corporation, Class A	158,976

33,200	AVX Group	318,388

40,000	Corning Incorporated	526,000
	Total Electronic Components	1,003,364
	Electronic Equipment & Instruments – 0.2%

5,200	Arrow Electronics, Inc., (2)	175,292

2,000	Avnet Inc., (2)	58,180

2,400	FLIR Systems Inc.	47,940

5,800	Ingram Micro, Inc., Class A, (2)	88,334

6,000	Jabil Circuit Inc.	112,320

1,700	TE Connectivity Limited	57,817

1,500	Trimble Navigation Limited, (2)	71,490
	Total Electronic Equipment & Instruments	611,373
	Energy Equipment & Services – 1.3%

5,800	Baker Hughes Incorporated	262,334

1,000	Ensco PLC	54,560

34,769	Halliburton Company	1,171,368

4,000	Nabors Industries Inc., (2)	56,120

26,131	National-Oilwell Varco Inc.	2,093,354

1,900	Patterson-UTI Energy, Inc.	30,096

1,000	Schlumberger Limited	72,330

400	SeaCor Smit Inc., (2)	33,344

2,300	Unit Corporation, (2)	95,450
	Total Energy Equipment & Services	3,868,956
	Food & Staples Retailing – 0.4%

12,000	CVS Caremark Corporation	581,040

10,100	Walgreen Co.	368,044

3,000	Wal-Mart Stores, Inc.	221,400
	Total Food & Staples Retailing	1,170,484
	Food Products – 1.4%

78,850	Archer-Daniels-Midland Company	2,143,143

5,600	ConAgra Foods, Inc.	154,504

4,000	Hillshire Brands Company	107,120

48,913	Kraft Foods Inc.	2,022,553

1,000	Tyson Foods, Inc., Class A	16,020
	Total Food Products	4,443,340
	Health Care Equipment & Supplies – 2.1%

39,000	Baxter International, Inc.	2,350,140

1,700	Becton, Dickinson and Company	133,552

30,100	Boston Scientific Corporation, (2)	172,774

3,000	CareFusion Corporation, (2)	85,170

45,950	Covidien PLC	2,730,349

13,100	Medtronic, Inc.	564,872

4	Nuveen Investments

Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)

4,500	Stryker Corporation	$250,470

3,500	Zimmer Holdings, Inc.	236,670
	Total Health Care Equipment & Supplies	6,523,997
	Health Care Providers & Services – 2.9%

9,100	Aetna Inc.	360,360

6,700	Cardinal Health, Inc.	261,099

4,000	CIGNA Corporation	188,680

57,079	HCA Holdings Inc., (2)	1,897,877

2,800	Humana Inc.	196,420

28,861	McKesson HBOC Inc.	2,482,912

2,200	Patterson Companies, Inc.	75,328

53,800	UnitedHealth Group Incorporated	2,981,058

6,800	Wellpoint Inc.	394,468
	Total Health Care Providers & Services	8,838,202
	Hotels, Restaurants & Leisure – 0.0%

1,700	Carnival Corporation, ADR	61,948
	Household Durables – 0.3%

1,300	Garmin Limited	54,262

21,956	Lennar Corporation, Class A	763,410
	Total Household Durables	817,672
	Household Products – 1.6%

6,060	Colgate-Palmolive Company	649,753

60,400	Procter & Gamble Company	4,189,344
	Total Household Products	4,839,097
	Independent Power Producers & Energy Traders – 0.0%

9,200	AES Corporation, (2)	100,924
	Industrial Conglomerates – 3.2%

2,000	3M Co.	184,840

4,800	Danaher Corporation	264,720

418,902	General Electric Company	9,513,264
	Total Industrial Conglomerates	9,962,824
	Industrial REIT – 0.1%

8,500	Prologis Inc.	297,755
	Insurance – 6.3%

35,850	Ace Limited	2,710,260

44,396	AFLAC Incorporated	2,125,680

30,731	Allstate Corporation	1,217,255

3,300	American Financial Group Inc.	125,070

9,800	American International Group, (2)	321,342

1,600	American National Insurance Company	114,928

6,300	AON PLC	329,427

3,500	Arthur J. Gallagher & Co.	125,370

22,400	Berkshire Hathaway Inc., Class B, (2)	1,975,680

1,400	Brown & Brown Inc.	36,498

2,500	Chubb Corporation	190,700

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2012

Shares	Description (1)	Value
	Insurance (continued)

5,000	CNA Financial Corporation	$134,000

7,549	Everest Reinsurance Group Ltd	807,441

2,500	Hanover Insurance Group Inc.	93,150

41,926	Hartford Financial Services Group, Inc.	815,041

4,100	HCC Insurance Holdings Inc.	138,949

2,800	Kemper Corporation	85,988

7,600	Lincoln National Corporation	183,844

13,600	Loews Corporation	561,136

8,800	Marsh & McLennan Companies, Inc.	298,584

2,900	Mercury General Corporation	112,085

47,050	MetLife, Inc.	1,621,343

13,600	Principal Financial Group, Inc.	366,384

2,600	Progressive Corporation	53,924

13,500	Prudential Financial, Inc.	735,885

7,900	Reinsurance Group of America Inc.	457,173

2,200	StanCorp Financial Group Inc.	68,728

20,320	Torchmark Corporation	1,043,432

4,100	Travelers Companies, Inc.	279,866

17,300	Unum Group	332,506

86,087	XL Capital Ltd, Class A	2,068,671
	Total Insurance	19,530,340
	Internet & Catalog Retail – 0.5%

27,234	Expedia, Inc.	1,575,215

210	Liberty Ventures	10,424
	Total Internet & Catalog Retail	1,585,639
	Internet Software & Services – 0.7%

36,551	eBay Inc., (2)	1,769,434

800	IAC/InterActiveCorp.	41,648

17,000	Yahoo! Inc., (2)	271,575
	Total Internet Software & Services	2,082,657
	IT Services – 2.1%

2,300	Accenture Limited	161,069

18,400	Amdocs Limited	607,016

5,400	Automatic Data Processing, Inc.	316,764

8,600	Broadridge Financial Solutions, Inc.	200,638

1,000	Cognizant Technology Solutions Corporation, Class A, (2)	69,920

2,100	Computer Sciences Corporation	67,641

27,010	CoreLogic Inc., (2)	716,575

3,400	DST Systems Inc.	192,304

6,800	Fidelity National Information Services	212,296

3,000	Fiserv, Inc., (2)	222,090

11,300	Paychex, Inc.	376,177

20,800	SAIC, Inc.	250,432

5,900	Total System Services Inc.	139,830

11,544	Visa Inc.	1,550,128

6	Nuveen Investments

Shares	Description (1)	Value
	IT Services (continued)

76,800	Western Union Company	$1,399,296
	Total IT Services	6,482,176
	Life Sciences Tools & Services – 0.5%

1,800	Agilent Technologies, Inc.	69,210

4,300	Perkinelmer Inc.	126,721

24,528	Thermo Fisher Scientific, Inc.	1,442,982
	Total Life Sciences Tools & Services	1,638,913
	Machinery – 1.9%

18,350	Cummins Inc.	1,692,054

4,800	Dover Corporation	285,552

3,200	Eaton Corporation	151,232

37,031	Harsco Corporation	760,246

27,074	Ingersoll Rand Company Limited, Class A	1,213,457

3,700	PACCAR Inc.	148,093

12,750	Stanley Black & Decker Inc.	972,188

2,100	Timken Company	78,036

26,726	Xylem Inc.	672,159
	Total Machinery	5,973,017
	Media – 4.1%

2,200	CBS Corporation, Class B	79,926

56,944	Comcast Corporation, Class A	2,036,887

11,100	Interpublic Group Companies, Inc.	123,432

22,100	News Corporation, Class A	542,113

2,700	Omnicom Group, Inc.	139,212

5,000	Thomson Corporation	144,300

119,850	Time Warner Inc.	5,432,801

65,200	Viacom Inc., Class B	3,494,068

12,500	Walt Disney Company	653,500
	Total Media	12,646,239
	Metals & Mining – 1.3%

3,900	Allegheny Technologies, Inc.	124,410

59,600	Barrick Gold Corporation	2,488,896

1,900	Cliffs Natural Resources Inc.	74,347

6,900	Freeport-McMoRan Copper & Gold, Inc.	273,102

3,700	Newmont Mining Corporation	207,237

4,200	Nucor Corporation	160,692

2,100	Reliance Steel & Aluminum Company	109,935

10,200	Southern Copper Corporation	350,472

2,300	Steel Dynamics Inc.	25,829

5,800	Titanium Metals Corporation	74,414

100	Walter Industries Inc.	3,246
	Total Metals & Mining	3,892,580
	Mortgage REIT – 0.7%

1,600	American Capital Agency Corporation	55,344

40,400	Annaly Capital Management Inc.	680,336

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2012

Shares	Description (1)	Value
	Mortgage REIT (continued)

46,500	Chimera Investments Corporation	$126,015

18,000	Hatteras Financial Corp.	507,420

80,600	MFA Mortgage Investments, Inc.	685,100
	Total Mortgage REIT	2,054,215
	Multiline Retail – 1.1%

29,254	Macy’s, Inc.	1,100,535

35,608	Target Corporation	2,260,040
	Total Multiline Retail	3,360,575
	Multi-Utilities – 1.5%

1,600	Alliant Energy Corporation	69,424

3,300	Ameren Corporation	107,811

62,490	CenterPoint Energy, Inc.	1,331,037

5,600	Dominion Resources, Inc.	296,464

14,890	DTE Energy Company	892,507

5,500	PG&E Corporation	234,685

50,406	Public Service Enterprise Group Incorporated	1,622,065
	Total Multi-Utilities	4,553,993
	Office Electronics – 0.5%

220,500	Xerox Corporation	1,618,470

1,000	Zebra Technologies Corporation, Class A, (2)	37,540
	Total Office Electronics	1,656,010
	Office REIT – 0.2%

22,000	CommonWealth REIT	320,320

10,200	Piedmont Office Realty Trust	176,868
	Total Office REIT	497,188
	Oil, Gas, & Consumable Fuels – 13.0%

6,900	Anadarko Petroleum Corporation	482,448

16,658	Apache Corporation	1,440,417

4,300	Chesapeake Energy Corporation	81,141

30,200	Chevron Corporation	3,520,112

900	Cimarex Energy Company	52,695

24,600	ConocoPhillips	1,406,628

2,300	Denbury Resources Inc., (2)	37,168

30,825	Devon Energy Corporation	1,864,913

72,150	EnCana Corporation	1,581,528

1,000	Energen Corporation	52,410

140,074	Exxon Mobil Corporation	12,809,768

7,600	Hess Corporation	408,272

57,817	Marathon Oil Corporation	1,709,649

39,751	Marathon Petroleum Corporation	2,170,007

30,245	Murphy Oil Corporation	1,623,854

4,100	Newfield Exploration Company, (2)	128,412

2,000	Noble Energy, Inc.	185,420

69,184	Occidental Petroleum Corporation	5,953,975

6,300	Peabody Energy Corporation	140,427

8	Nuveen Investments

Shares	Description (1)	Value
	Oil, Gas, & Consumable Fuels (continued)

32,875	Phillips 66	$1,524,414

2,400	QEP Resources Inc.	75,984

49,300	Southwestern Energy Company, (2)	1,714,654

21,979	Spectra Energy Corporation	645,303

13,200	Valero Energy Corporation	418,176

4,400	Williams Companies, Inc.	153,868
	Total Oil, Gas, & Consumable Fuels	40,181,643
	Paper & Forest Products – 0.3%

25,881	International Paper Company	939,998
	Personal Products – 0.0%

1,300	Avon Products, Inc.	20,735
	Pharmaceuticals – 8.7%

3,000	Abbott Laboratories	205,680

5,600	Bristol-Myers Squibb Company	189,000

30,400	Eli Lilly and Company	1,441,264

300	Forest Laboratories, Inc., (2)	10,683

400	Hospira Inc., (2)	13,128

88,286	Johnson & Johnson	6,083,788

114,250	Merck & Company Inc.	5,152,675

46,350	Novartis AG, Sponsored ADR	2,839,401

371,052	Pfizer Inc.	9,220,642

21,708	Watson Pharmaceuticals Inc., (2)	1,848,653
	Total Pharmaceuticals	27,004,914
	Professional Services – 0.2%

3,400	Equifax Inc.	158,372

5,000	Manpower Inc.	184,000

3,700	Robert Half International Inc.	98,531

1,600	Towers Watson & Company, Class A Shares	84,880
	Total Professional Services	525,783
	Retail REIT – 0.9%

3,500	General Growth Properties Inc.	68,180

5,800	Kimco Realty Corporation	117,566

9,556	Simon Property Group, Inc.	1,450,696

14,147	Taubman Centers Inc.	1,085,499
	Total Retail REIT	2,721,941
	Road & Rail – 0.5%

49,447	CSX Corporation	1,026,025

4,800	Hertz Global Holdings Inc., (2)	65,904

2,300	Norfolk Southern Corporation	146,349

1,700	Ryder System, Inc.	66,402

1,400	Union Pacific Corporation	166,180
	Total Road & Rail	1,470,860
	Semiconductors & Equipment – 2.9%

3,200	Analog Devices, Inc.	125,408

192,250	Applied Materials, Inc.	2,146,471

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2012

Shares	Description (1)	Value
	Semiconductors & Equipment (continued)

2,800	Broadcom Corporation, Class A, (2)	$96,824

83,481	Intel Corporation	1,893,349

4,400	Marvell Technology Group Ltd.	40,260

5,300	Maxim Integrated Products, Inc.	141,086

53,226	NVIDIA Corporation, (2)	710,035

140,950	Texas Instruments Incorporated	3,883,173
	Total Semiconductors & Equipment	9,036,606
	Software – 1.8%

7,000	CA Inc.	180,355

175,228	Microsoft Corporation	5,218,290

1,200	Rovi Corporation	17,412

5,300	Symantec Corporation, (2)	95,400
	Total Software	5,511,457
	Specialized REIT – 0.2%

3,600	Health Care Property Investors Inc.	160,128

9,300	Hospitality Properties Trust	221,154

2,500	Host Hotels & Resorts Inc.	40,125

1,000	Public Storage, Inc.	139,170

300	Rayonier Inc.	14,703

1,700	Weyerhaeuser Company	44,438
	Total Specialized REIT	619,718
	Specialty Retail – 1.2%

58,293	American Eagle Outfitters, Inc.	1,228,816

10,189	Home Depot, Inc.	615,110

60,000	Lowe’s Companies, Inc.	1,814,400

1,200	Signet Jewelers Limited	58,512

3,500	Staples, Inc.	40,320
	Total Specialty Retail	3,757,158
	Textiles, Apparel, & Luxury Goods – 0.2%

15,539	Deckers Outdoor Corporation, (2)	569,349

	Thrifts & Mortgage Finance – 0.4%

9,600	Capitol Federal Financial Inc.	114,816

19,600	New York Community Bancorp Inc.	277,536

81,932	TFS Financial Corporation, (2)	743,123
	Total Thrifts & Mortgage Finance	1,135,475
	Tobacco – 1.1%

46,496	Altria Group, Inc.	1,552,501

7,461	Lorillard Inc.	868,833

8,277	Philip Morris International	744,433

4,700	Reynolds American Inc.	203,698
	Total Tobacco	3,369,465
	Wireless Telecommunication Services – 1.4%

7,500	Sprint Nextel Corporation, (2)	41,400

8,300	Telephone and Data Systems Inc.	212,563

200	United States Cellular Corporation, (2)	7,826

10	Nuveen Investments

Shares	Description (1)			Value
	Wireless Telecommunication Services (continued)

145,650	Vodafone Group PLC, Sponsored ADR			$4,150,297
	Total Wireless Telecommunication Services			4,412,086
	Total Common Stocks (cost $255,428,192)			304,603,582

Shares	Description (1)			Value

	COMMON STOCK RIGHTS – 0.0%

70	Liberty Ventures Rights			$948
	Total Common Stock Rights (cost $802)			948

Shares	Description (1)			Value

	EXCHANGE-TRADED FUNDS – 0.3%

15,000	iShares Russell 1000 Value Index Fund			$1,082,700
	Total Exchange-Traded Funds (cost $939,925)			1,082,700

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.8%

$2,358	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/12, repurchase price $2,357,621, collateralized by $1,770,000 U.S. Treasury Bonds, 4.500%, due 8/15/39, value $2,406,490	0.010%	10/01/12	$2,357,619
	Total Short-Term Investments (cost $2,357,619)			2,357,619
	Total Investments (cost $258,726,538 – 99.5%			308,044,849
	Other Assets Less Liabilities – 0.5%			1,421,467
	Net Assets – 100%			$309,466,316

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$304,603,582	$—	$—	$304,603,582
Common Stock Rights	948	—	—	948
Exchange-Traded Funds	1,082,700	—	—	1,082,700
Short-Term Investments:
Repurchase Agreements	—	2,357,619	—	2,357,619
Total	$305,687,230	$2,357,619	$—	$308,044,849
*	Refer to the Fund’s Portfolio of Investments for industry classifications.

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2012

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments was $268,601,553.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2012, were as follows:

Gross unrealized:
Appreciation	$53,745,744
Depreciation	(14,302,448)
Net unrealized appreciation (depreciation) of investments	$39,443,296

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

12	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund

September 30, 2012

Shares	Description (1)	Value
	Automobiles – 2.5%

184,800	General Motors Company, (2)	$4,204,200
	Capital Markets – 2.5%

1,349,400	FBR Capital Markets Corporation, (2)	4,169,646
	Commercial Banks – 1.4%

147,100	Privatebancorp, Inc.	2,352,129
	Commercial Services & Supplies – 0.7%

80,000	Pitney Bowes Inc.	1,105,600
	Communication Equipment – 2.8%

240,000	Cisco Systems, Inc.	4,581,600
	Computers & Peripherals – 2.5%

245,000	Hewlett-Packard Company	4,179,700
	Diversified Financial Services – 5.8%

185,000	Citigroup Inc.	6,053,200

88,000	JP Morgan Chase & Co.	3,562,240
	Total Diversified Financial Services	9,615,440
	Energy Equipment & Services – 1.7%

81,000	Halliburton Company	2,728,890
	Independent Power Producers & Energy Traders – 1.3%

102,600	NRG Energy Inc., (2)	2,194,614
	Insurance – 16.2%

139,400	American International Group, (2)	4,570,926

76,000	AON PLC	3,974,040

322,900	Hartford Financial Services Group, Inc.	6,277,176

75,500	Loews Corporation	3,115,130

59,487	Reinsurance Group of America Inc.	3,442,513

280,000	Unum Group	5,381,600
	Total Insurance	26,761,385
	IT Services – 1.5%

157,000	Convergys Corporation	2,460,190
	Machinery – 3.9%

73,200	Ingersoll Rand Company Limited, Class A	3,280,824

80,000	PACCAR Inc.	3,202,000
	Total Machinery	6,482,824
	Media – 5.7%

370,000	Interpublic Group Companies, Inc.	4,114,400

100,697	Viacom Inc., Class B	5,396,352
	Total Media	9,510,752
	Metals & Mining – 7.3%

166,999	AngloGold Ashanti Limited, Sponsored ADR	5,853,315

322,632	AuRico Gold Inc., (2)	2,251,971

94,500	Barrick Gold Corporation	3,946,320
	Total Metals & Mining	12,051,606
	Mortgage REIT – 2.3%

263,000	Redwood Trust Inc.	3,802,980

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund (continued)

September 30, 2012

Shares	Description (1)	Value
	Oil, Gas, & Consumable Fuels – 14.8%

74,000	Apache Corporation	$6,398,780

174,800	Canadian Natural Resources Limited	5,382,092

188,600	Denbury Resources Inc., (2)	3,047,776

26,000	Noble Energy, Inc.	2,410,460

550,000	Talisman Energy Inc.	7,326,000
	Total Oil, Gas, & Consumable Fuels	24,565,108
	Pharmaceuticals – 12.2%

268,600	Pfizer Inc.	6,674,710

37,000	Salix Pharmaceuticals Limited, (2)	1,566,580

178,500	Sanofi-Aventis	7,686,210

105,000	Teva Pharmaceutical Industries Limited, Sponsored ADR	4,348,050
	Total Pharmaceuticals	20,275,550
	Semiconductors & Equipment – 5.2%

420,000	Intersil Holding Corporation, Class A	3,675,000

67,600	MKS Instruments Inc.	1,723,124

564,700	PMC-Sierra, Inc., (2)	3,184,908
	Total Semiconductors & Equipment	8,583,032
	Software – 6.9%

445,677	CA Inc.	11,482,868
	Specialty Retail – 3.0%

124,300	Best Buy Co., Inc.	2,136,717

110,800	Guess Inc.	2,816,536
	Total Specialty Retail	4,953,253
	Total Common Stocks (cost $148,875,522) – 100.2%	166,061,367
	Other Assets Less Liabilities – (0.2)%	(362,177)
	Net Assets – 100%	$165,699,190

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$166,061,367	$—	$—	$166,061,367
*	Refer to the Fund’s Portfolio of Investment for industry classifications.

14	Nuveen Investments

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments was $154,759,603.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2012, were as follows:

Gross unrealized:
Appreciation	$29,351,424
Depreciation	(18,049,660)
Net unrealized appreciation (depreciation) of investments	$11,301,764

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund

September 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 99.7%

	Aerospace & Defense – 1.5%

300,030	Raytheon Company	$17,149,715
	Automobiles – 2.4%

1,227,900	General Motors Company, (2)	27,934,725
	Capital Markets – 2.5%

250,100	Goldman Sachs Group, Inc.	28,431,368
	Chemicals – 1.5%

300,000	Mosaic Company	17,283,000
	Commercial Banks – 2.0%

668,630	Wells Fargo & Company	23,087,794
	Commercial Services & Supplies – 0.4%

300,830	Pitney Bowes Inc.	4,157,471
	Communication Equipment – 3.2%

1,926,500	Cisco Systems, Inc.	36,776,885
	Computers & Peripherals – 2.3%

1,551,500	Hewlett-Packard Company	26,468,590
	Consumer Finance – 1.8%

355,430	Capital One Financial Corporation	20,263,064
	Diversified Financial Services – 5.4%

1,250,020	Citigroup Inc.	40,900,654

520,970	JP Morgan Chase & Co.	21,088,866
	Total Diversified Financial Services	61,989,520
	Energy Equipment & Services – 1.6%

559,110	Halliburton Company	18,836,416
	Food & Staples Retailing – 2.0%

474,000	CVS Caremark Corporation	22,951,080
	Independent Power Producers & Energy Traders – 0.6%

301,250	NRG Energy Inc., (2)	6,443,738
	Insurance – 17.3%

951,215	American International Group, (2)	31,190,340

525,110	AON PLC	27,458,002

2,128,710	Hartford Financial Services Group, Inc.	41,382,122

192,000	Lincoln National Corporation	4,644,480

500,031	Loews Corporation	20,631,279

1,100,780	MetLife, Inc.	37,932,879

1,750,780	Unum Group	33,649,992
	Total Insurance	196,889,094
	Machinery – 3.4%

475,270	Ingersoll Rand Company Limited, Class A	21,301,601

425,000	PACCAR Inc.	17,010,625
	Total Machinery	38,312,226
	Media – 6.3%

650,090	Interpublic Group Companies, Inc.	7,229,001

625,000	Time Warner Inc.	28,331,250

678,120	Viacom Inc., Class B	36,340,451
	Total Media	71,900,702

16	Nuveen Investments

Shares	Description (1)			Value

	Metals & Mining – 6.5%

1,225,151	AngloGold Ashanti Limited, Sponsored ADR			$42,941,543

750,290	Barrick Gold Corporation			31,332,110
	Total Metals & Mining			74,273,653
	Oil, Gas, & Consumable Fuels – 14.4%

475,030	Apache Corporation			41,075,844

1,150,960	Canadian Natural Resources Limited			35,438,058

187,000	Noble Energy, Inc.			17,336,770

195,295	Occidental Petroleum Corporation			16,807,088

4,000,870	Talisman Energy Inc.			53,291,588
	Total Oil, Gas, & Consumable Fuels			163,949,348
	Pharmaceuticals – 12.4%

350,060	Merck & Company Inc.			15,787,706

1,846,240	Pfizer Inc.			45,879,064

1,200,930	Sanofi-Aventis			51,712,046

677,200	Teva Pharmaceutical Industries Limited, Sponsored ADR			28,042,852
	Total Pharmaceuticals			141,421,668
	Road & Rail – 1.3%

125,040	Union Pacific Corporation			14,842,248
	Software – 8.9%

2,900,000	CA Inc.			74,718,499

919,310	Microsoft Corporation			27,377,052
	Total Software			102,095,551
	Specialty Retail – 1.1%

747,400	Best Buy Co., Inc.			12,847,806
	Tobacco – 0.9%

107,220	Philip Morris International			9,643,367
	Total Common Stocks (cost $1,098,580,408)			1,137,949,029

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.3%

$3,516	Repurchase Agreement with State Street Bank, dated 9/28/12, repurchase price $3,516,492, collateralized by $3,585,000 U.S. Treasury Notes, 0.250%, due 2/28/14, value $3,587,233	0.010%	10/01/12	$3,516,489
	Total Short-Term Investments (cost $3,516,489)			3,516,489
	Total Investments (cost $1,102,096,897) – 100.0%			1,141,465,518
	Other Assets Less Liabilities – 0.0%			498,367
	Net Assets – 100%			$1,141,963,885

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund (continued)

September 30, 2012

inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$1,137,949,029	$—	$—	$1,137,949,029
Short-Term Investments:
Repurchase Agreements	—	3,516,489	—	3,516,489
Total	$1,137,949,029	$3,516,489	$—	$1,141,465,518
*	Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments was $1,103,066,166.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2012, were as follows:

Gross unrealized:
Appreciation	$81,915,069
Depreciation	(43,515,717)
Net unrealized appreciation (depreciation) of investments	$38,399,352

18	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen NWQ Small/Mid-Cap Value Fund

September 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 89.6%

	Aerospace & Defense – 2.9%

53,850	Orbital Sciences Corporation, (2)	$784,056
	Biotechnology – 2.2%

11,000	Vertex Pharmaceuticals Inc., (2)	615,450
	Building Products – 3.3%

87,550	Griffon Corporation	901,765
	Commercial Banks – 5.0%

14,800	Privatebancorp, Inc.	236,652

12,400	Texas Capital BancShares, Inc., (2)	616,404

51,450	Western Alliance Bancorporation, (2)	524,790
	Total Commercial Banks	1,377,846
	Commercial Services & Supplies – 1.9%

39,201	Schawk Inc.	511,573
	Electronic Equipment & Instruments – 6.8%

15,450	Arrow Electronics, Inc., (2)	520,820

15,250	Avnet Inc., (2)	443,623

15,200	Coherent Inc., (2)	697,072

3,900	FEI Company	208,650
	Total Electronic Equipment & Instruments	1,870,165
	Food & Staples Retailing – 0.2%

800	Casey’s General Stores, Inc.	45,712
	Food Products – 4.5%

24,900	Hormel Foods Corporation	728,076

9,648	Treehouse Foods Inc., (2)	506,520
	Total Food Products	1,234,596
	Hotels, Restaurants & Leisure – 4.1%

28,650	Bob Evans Farms	1,121,075
	Household Durables – 1.0%

6,300	Harman International Industries Inc.	290,808
	Industrial Conglomerates – 1.8%

64,800	Orkla ASA, (3)	490,536
	Insurance – 11.6%

10,250	Allied World Assurance Holdings	791,813

15,900	Alterra Capital Holdings Limited	380,646

11,300	Axis Capital Holdings Limited	394,596

8,450	PartnerRe Limited	627,666

8,350	Reinsurance Group of America Inc.	483,215

13,500	Willis Group Holdings PLC	498,420
	Total Insurance	3,176,356
	Machinery – 6.0%

11,400	Albany International Corporation, Class A	250,458

2,990	CIRCOR International Inc.	112,873

4,310	Middleby Corporation, (2)	498,408

32,450	TriMas Corporation, (2)	782,370
	Total Machinery	1,644,109

20	Nuveen Investments

Shares	Description (1)			Value

	Metals & Mining – 3.8%

93,275	AuRico Gold Inc., (2)			$651,060

74,200	Aurizon Mines Ltd, (2)			390,292
	Total Metals & Mining			1,041,352
	Oil, Gas, & Consumable Fuels – 4.7%

7,500	Alpha Natural Resources Inc., (2)			49,275

23,000	Carrizo Oil & Gas, Inc., (2)			575,230

40,300	Denbury Resources Inc., (2)			651,248
	Total Oil, Gas, & Consumable Fuels			1,275,753
	Paper & Forest Products – 5.7%

22,600	Clearwater Paper Corporation, (2)			933,606

9,700	Deltic Timber Corporation			633,022
	Total Paper & Forest Products			1,566,628
	Personal Products – 6.5%

26,350	Elizabeth Arden, Inc., (2)			1,244,770

29,300	Inter Parfums, Inc.			536,190
	Total Personal Products			1,780,960
	Pharmaceuticals – 1.7%

10,800	Salix Pharmaceuticals Limited, (2)			457,272
	Professional Services – 1.0%

11,200	Mistras Group Inc., (2)			259,840
	Real Estate Management & Development – 4.4%

71,600	Forestar Real Estate Group Inc., (2)			1,192,856
	Semiconductors & Equipment – 6.5%

21,500	MKS Instruments Inc.			548,035

82,100	PMC-Sierra, Inc., (2)			463,044

54,000	Teradyne Inc., (2)			767,880
	Total Semiconductors & Equipment			1,778,959
	Specialty Retail – 2.2%

23,150	Guess Inc.			588,473
	Thrifts & Mortgage Finance – 0.9%

20,450	Northwest Bancshares Inc.			250,104
	Trading Companies & Distributors – 0.9%

4,200	WESCO International Inc., (2)			240,240
	Total Common Stocks (cost $20,831,134)			24,496,484

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.8%

$503	Repurchase Agreement with State Street Bank, dated 9/28/12, repurchase price $502,556, collateralized by $515,000 U.S. Treasury Notes, 0.250%, due 2/28/14, value $515,321	0.010%	10/01/12	$502,555
	Total Short-Term Investments (cost $502,555)			502,555
	Total Investments (cost $21,333,689) – 91.4%			24,999,039
	Other Assets Less Liabilities – 8.6%			2,341,592
	Net Assets – 100%			$27,340,631

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen NWQ Small/Mid-Cap Value Fund (continued)

September 30, 2012

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$24,005,948	$490,536	$—	$24,496,484
Short-Term Investments:
Repurchase Agreements	—	502,555	—	502,555
Total	$24,005,948	$993,091	$—	$24,999,039
*	Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of Common Stocks classified as Level 2.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments was $21,597,069.

22	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2012, were as follows:

Gross unrealized:
Appreciation	$4,250,070
Depreciation	(848,100)
Net unrealized appreciation (depreciation) of investments	$3,401,970

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stocks categorized as Level 2.

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund

September 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 92.1%

	Aerospace & Defense – 2.9%

218,150	Orbital Sciences Corporation, (2)	$3,176,264
	Apparel, Accesories & Luxury Goods – 4.1%

145,015	Maidenform Brands Inc., (2)	2,969,907

75,000	True Religion Apparel, Inc.	1,599,750
	Total Apparel, Accesories & Luxury Goods	4,569,657
	Building Products – 3.6%

392,450	Griffon Corporation	4,042,235
	Commercial Banks – 7.7%

47,450	Pacwest Bancorp.	1,108,907

124,290	Privatebancorp, Inc.	1,987,397

62,150	Texas Capital BancShares, Inc., (2)	3,089,477

228,830	Western Alliance Bancorporation, (2)	2,334,066
	Total Commercial Banks	8,519,847
	Commercial Services & Supplies – 0.8%

89,900	TMS International Corporation, Class A Shares, (2)	890,010
	Construction & Engineering – 1.4%

203,250	Orion Marine Group Inc., (2)	1,510,148
	Electronic Equipment & Instruments – 4.7%

64,500	Coherent Inc., (2)	2,957,970

232,575	Methode Electronics, Inc.	2,258,303
	Total Electronic Equipment & Instruments	5,216,273
	Food & Staples Retailing – 0.2%

3,500	Casey’s General Stores, Inc.	199,990
	Food Products – 4.0%

180,179	Smart Balance Inc., (2)	2,176,562

43,440	Treehouse Foods Inc., (2)	2,280,600
	Total Food Products	4,457,162
	Hotels, Restaurants & Leisure – 4.3%

122,600	Bob Evans Farms	4,797,338
	Household Durables – 3.2%

26,200	Harman International Industries Inc.	1,209,392

175,815	Hooker Furniture Corporation	2,283,837
	Total Household Durables	3,493,229
	Insurance – 6.2%

40,550	Allied World Assurance Holdings	3,132,488

65,800	Alterra Capital Holdings Limited	1,575,252

72,850	Aspen Insurance Holdings Limited	2,221,197
	Total Insurance	6,928,937
	IT Services – 1.4%

102,050	Convergys Corporation	1,599,124
	Machinery – 9.5%

194,100	Albany International Corporation, Class A	4,264,377

14,700	CIRCOR International Inc.	554,925

18,911	Middleby Corporation, (2)	2,186,868

144,385	TriMas Corporation, (2)	3,481,122
	Total Machinery	10,487,292

24	Nuveen Investments

Shares	Description (1)			Value

	Metals & Mining – 4.1%

393,503	AuRico Gold Inc., (2)			$2,746,651

341,100	Aurizon Mines Ltd, (2)			1,794,186
	Total Metals & Mining			4,540,837
	Oil, Gas, & Consumable Fuels – 3.8%

169,500	Carrizo Oil & Gas, Inc., (2)			4,239,195
	Paper & Forest Products – 5.6%

50,403	Buckeye Technologies Inc.			1,615,920

35,000	Deltic Timber Corporation			2,284,100

78,713	Neenah Paper, Inc.			2,254,340
	Total Paper & Forest Products			6,154,360
	Personal Products – 7.0%

114,400	Elizabeth Arden, Inc., (2)			5,404,256

128,800	Inter Parfums, Inc.			2,357,040
	Total Personal Products			7,761,296
	Professional Services – 1.3%

77,036	GP Strategies Corporation, (2)			1,488,336
	Real Estate Management & Development – 4.7%

313,285	Forestar Real Estate Group Inc., (2)			5,219,328
	Road & Rail – 1.6%

99,182	Marten Transport, Ltd.			1,742,628
	Semiconductors & Equipment – 5.8%

258,250	Entegris Inc., (2)			2,099,573

91,900	MKS Instruments Inc.			2,342,531

350,600	PMC-Sierra, Inc., (2)			1,977,384
	Total Semiconductors & Equipment			6,419,488
	Thrifts & Mortgage Finance – 4.2%

95,870	HomeStreet Inc., (2)			3,648,812

81,200	Northwest Bancshares Inc.			993,074
	Total Thrifts & Mortgage Finance			4,641,886
	Total Common Stocks (cost $84,884,342)			102,094,860

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 7.1%

$7,899	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/12, repurchase price $7,898,947, collateralized by $5,930,000 U.S. Treasury Bonds, 4.500%, due 8/15/39, value $8,062,422	0.010%	10/01/12	$7,898,940
	Total Short-Term Investments (cost $7,898,940)			7,898,940
	Total Investments (cost $92,783,282) – 99.2%			109,993,800
	Other Assets Less Liabilities – 0.8%			873,584
	Net Assets – 100%			$110,867,384

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund (continued)

September 30, 2012

or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$102,094,860	$—	$—	$102,094,860
Short-Term Investments:
Repurchase Agreements	—	7,898,940	—	7,898,940
Total	$102,094,860	$7,898,940	$—	$109,993,800
*	Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments was $94,526,711.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2012, were as follows:

Gross unrealized:
Appreciation	$22,866,986
Depreciation	(7,399,897)
Net unrealized appreciation (depreciation) of investments	$15,467,089

26	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund

September 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 98.0%

	Aerospace & Defense – 3.2%

279,959	Alliant Techsystems Inc.	$14,028,745

2,129,135	Finmeccanica SPA, ADR, (2), (3)	4,918,302

136,713	General Dynamics Corporation	9,039,464
	Total Aerospace & Defense	27,986,511
	Airlines – 1.7%

509,860	Skywest Inc.	5,266,854

1,086,109	Southwest Airlines Co.	9,525,176
	Total Airlines	14,792,030
	Automobiles – 1.0%

380,557	General Motors Company, (2)	8,657,672
	Beverages – 1.1%

207,974	Molson Coors Brewing Company, Class B	9,369,229
	Biotechnology – 1.1%

1,997,803	Dendreon Corporation, (2)	9,649,388
	Capital Markets – 1.9%

162,874	Northern Trust Corporation	7,559,797

772,653	UBS AG, (2)	9,410,914
	Total Capital Markets	16,970,711
	Chemicals – 1.5%

227,430	Mosaic Company	13,102,242
	Commercial Banks – 1.1%

3,257,907	Sumitomo Mitsui Trust Holdings, ADR, (3)	9,480,509
	Communication Equipment – 2.1%

973,626	Cisco Systems, Inc.	18,586,520
	Computers & Peripherals – 1.0%

218,000	Western Digital Corporation, (2)	8,443,140
	Diversified Telecommunication Services – 1.6%

714,481	Vivendi SA, ADR, (3)	13,896,647
	Electric Utilities – 6.5%

500,638	Centrais Electricas Brasileiras SA, Electrobras, ADR, (2)	4,520,761

3,125,061	Electricite de France S.A, ADR, (3)	12,875,251

742,121	Exelon Corporation	26,404,665

5,041,691	RusHydro, ADR, (2), (3)	13,108,397
	Total Electric Utilities	56,909,074
	Electronic Components – 1.0%

669,219	Corning Incorporated	8,800,230
	Electronic Equipment & Instruments – 1.5%

862,498	Ingram Micro, Inc., Class A, (2)	13,135,845
	Energy Equipment & Services – 4.4%

283,006	Baker Hughes Incorporated	12,800,361

94,169	Transocean Inc., (2)	4,227,246

1,714,901	Weatherford International Ltd, (2)	21,744,945
	Total Energy Equipment & Services	38,772,552

28	Nuveen Investments

Shares	Description (1)	Value

	Food & Staples Retailing – 4.1%

772,025	Kroger Co.	$18,173,469

482,434	Walgreen Co.	17,579,895
	Total Food & Staples Retailing	35,753,364
	Food Products – 6.3%

688,516	Archer-Daniels-Midland Company	18,713,865

931,210	Smithfield Foods, Inc., (2)	18,298,277

1,121,164	Tyson Foods, Inc., Class A	17,961,047
	Total Food Products	54,973,189
	Health Care Providers & Services – 3.1%

565,686	Aetna Inc.	22,401,166

212,500	Health Net Inc., (2)	4,783,375
	Total Health Care Providers & Services	27,184,541
	Insurance – 13.4%

230,560	Ageas, ADR, (3)	5,501,162

1,061,610	American International Group, (2)	34,810,192

255,242	AON PLC	13,346,604

280,000	Axis Capital Holdings Limited	9,777,600

361,989	Endurance Specialty Holdings Limited	13,936,577

639,002	Loews Corporation	26,365,223

1,420,349	Old Republic International Corporation	13,209,246
	Total Insurance	116,946,604
	IT Services – 1.1%

301,342	Computer Sciences Corporation	9,706,226
	Machinery – 1.5%

186,053	AGCO Corporation, (2)	8,833,796

80,477	Japan Steel Works Limited, ADR, (3)	4,499,678
	Total Machinery	13,333,474
	Media – 2.6%

472,000	Interpublic Group Companies, Inc.	5,248,640

93,330	Time Warner Cable, Class A	8,871,950

196,045	Time Warner Inc.	8,886,720
	Total Media	23,007,310
	Metals & Mining – 12.7%

864,426	Barrick Gold Corporation	36,098,426

552,183	Impala Platinum Holdings Limited, Sponsored ADR, (3)	9,204,891

3,100,911	Kinross Gold Corporation	31,660,301

624,189	Newcrest Mining Limited, Sponsored ADR, (3)	18,538,413

162,976	Newmont Mining Corporation	9,128,286

1,117,956	NovaGold Resources Inc., (2)	6,260,554
	Total Metals & Mining	110,890,871
	Oil, Gas, & Consumable Fuels – 13.5%

1,795,822	Arch Coal Inc.	11,367,553

339,983	BP PLC, ADR	14,401,680

881,994	Cameco Corporation	17,154,783

472,808	Chesapeake Energy Corporation	8,921,887

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund (continued)

September 30, 2012

Shares	Description (1)				Value

	Oil, Gas, & Consumable Fuels (continued)

432,196	CONSOL Energy Inc.				$12,987,490

145,996	Devon Energy Corporation				8,832,758

859,178	Gazprom OAO, ADR, (3)				8,669,106

246,946	Hess Corporation				13,265,939

369,701	Peabody Energy Corporation				8,240,635

133,083	Southwestern Energy Company, (2)				4,628,627

724,865	Talisman Energy Inc.				9,655,202
	Total Oil, Gas, & Consumable Fuels				118,125,660
	Paper & Forest Products – 2.0%

116,530	Domtar Corporation				9,123,134

1,412,426	Stora Enso Oyj, ADR, (3)				8,686,420
	Total Paper & Forest Products				17,809,554
	Pharmaceuticals – 3.0%

374,853	Forest Laboratories, Inc., (2)				13,348,515

316,433	Teva Pharmaceutical Industries Limited, Sponsored ADR				13,103,491
	Total Pharmaceuticals				26,452,006
	Professional Services – 0.5%

122,334	Manpower Inc.				4,501,891
	Software – 2.5%

738,266	Microsoft Corporation				21,985,561
	Wireless Telecommunication Services – 1.0%

1,122,809	NII Holdings Inc., Class B, (2)				8,814,051
	Total Common Stocks (cost $834,356,951)				858,036,602

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CONVERTIBLE BONDS – 0.3%

	Oil, Gas, & Consumable Fuels – 0.3%

$6,211	USEC Inc.	3.000%	10/01/14	Caa2	$2,433,936
$6,211	Total Convertible Bonds (cost $5,296,151)				2,433,936

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 1.0%

$8,828	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/12, repurchase price $8,828,432, collateralized by $6,625,000 U.S. Treasury Bonds, 4.500%, due 8/15/39, value $9,007,343	0.010%	10/01/12		$8,828,425
	Total Short-Term Investments (cost $8,828,425)				8,828,425
	Total Investments (cost $848,481,527) – 99.3%				869,298,963
	Other Assets Less Liabilities – 0.7%				6,560,395
	Net Assets – 100%				$875,859,358

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset

30	Nuveen Investments

or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$748,657,826	$109,378,776	$—	$858,036,602
Convertible Bonds	—	2,433,936	—	2,433,936
Short-Term Investments:
Repurchase Agreements	—	8,828,425	—	8,828,425
Total	$748,657,826	$120,641,137	$—	$869,298,963
*	Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of Common Stocks classified as Level 2.

The table below presents the transfers in and out of the valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent a manager determines that the valuation inputs or methodologies may impact the valuation of those securities.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$ —	$(103,877,614)	$103,877,614	$—	$—	$—

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund (continued)

September 30, 2012

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments was $863,300,443.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2012, were as follows:

Gross unrealized:
Appreciation	$74,444,501
Depreciation	(68,445,981)
Net unrealized appreciation (depreciation) of investments	$5,998,520

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stocks categorized as Level 2.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

ADR	American Depositary Receipt.

32	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen NWQ Equity Income Fund

September 30, 2012

Shares	Description (1)	Value
	Aerospace & Defense – 1.1%

200	Raytheon Company	$11,432
	Automobiles – 2.1%

975	General Motors Company, (2)	22,181
	Chemicals – 1.6%

300	Mosaic Company, (5)	17,283
	Commercial Banks – 3.9%

1,200	Wells Fargo & Company	41,436
	Communications Equipment – 3.3%

1,600	Cisco Systems, Inc.	30,544

500	LM Ericsson Telefonaktiebolget, Sponsored ADR	4,565
	Total Communications Equipment	35,109
	Computers & Peripherals – 1.0%

600	Hewlett-Packard Company	10,236
	Consumer Finance – 2.1%

400	Capital One Financial Corporation	22,804
	Diversified Financial Services – 6.1%

1,000	Citigroup Inc.	32,720

800	JP Morgan Chase & Co.	32,384
	Total Diversified Financial Services	65,104
	Diversified Telecommunication Services – 1.0%

2,200	Frontier Communications Corporation	10,780
	Energy Equipment & Services – 0.9%

300	Halliburton Company	10,107
	Food & Staples Retailing – 2.7%

600	CVS Caremark Corporation	29,052
	Industrial Conglomerates – 0.9%

450	General Electric Company	10,220
	Insurance – 10.8%

850	American International Group, (2)	27,872

1,500	Hartford Financial Services Group, Inc.	29,160

500	MetLife, Inc.	17,230

800	Symetra Financial Corporation	9,840

1,650	Unum Group	31,713
	Total Insurance	115,815
	Machinery – 1.6%

200	Ingersoll Rand Company Limited, Class A	8,964

200	PACCAR Inc.	8,005
	Total Machinery	16,969
	Media – 12.2%

2,000	Interpublic Group Companies, Inc.	22,240

1,000	MDC Partners, Inc.	12,340

1,350	National CineMedia, Inc.	22,100

600	News Corporation, Class A	14,718

600	Time Warner Inc.	27,198

600	Viacom Inc., Class B	32,154
	Total Media	130,750

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen NWQ Equity Income Fund (continued)

September 30, 2012

Shares	Description (1)	Value
	Metals & Mining – 6.0%

800	AngloGold Ashanti Limited, Sponsored ADR	$28,040

600	Barrick Gold Corporation	25,056

200	Newmont Mining Corporation	11,202
	Total Metals & Mining	64,298
	Oil, Gas, & Consumable Fuels – 7.9%

125	Occidental Petroleum Corporation	10,758

250	Royal Dutch Shell PLC, Class A	17,353

2,400	Talisman Energy Inc., (5)	31,968

500	Total SA, Sponsored ADR	25,050
	Total Oil, Gas, & Consumable Fuels	85,129
	Pharmaceuticals – 17.7%

700	GlaxoSmithKline PLC	32,368

700	Merck & Company Inc.	31,570

2,400	Pfizer Inc.	59,637

1,100	Sanofi-Aventis, Sponsored ADR	47,366

475	Teva Pharmaceutical Industries Limited, Sponsored ADR	19,670
	Total Pharmaceuticals	190,611
	Real Estate Investment Trust – 1.1%

800	Redwood Trust Inc.	11,568
	Semiconductors & Equipment – 1.1%

1,400	Intersil Holding Corporation, Class A	12,250
	Software – 7.3%

1,900	CA Inc.	48,954

1,000	Microsoft Corporation	29,780
	Total Software	78,734
	Specialty Retail – 0.9%

600	Best Buy Co., Inc.	10,314
	Tobacco – 2.5%

300	Philip Morris International	26,982
	Wireless Telecommunication Services – 2.2%

850	Vodafone Group PLC, Sponsored ADR	24,221
	Total Investments (cost $972,976) – 98.0%	1,053,385
	Other Assets Less Liabilities – 2.0% (3)	21,094
	Net Assets – 100%	$1,074,479

Investments in Derivatives at September 30, 2012

Call Options Written Outstanding:

Number of Contracts	Type	Notional Amount (4)	Expiration Date	Strike Price	Value (3)
(2)	Mosaic Company	$(12,000)	12/22/12	$60.0	$(365)

(16)	Talisman Energy Inc.	(19,200)	10/20/12	12.0	(2,240)
(18)	Total Call Options Written (premiums received $1,888)	$(31,200)			$(2,605)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to

34	Nuveen Investments

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$1,053,385	$—	$—	$1,053,385
Derivatives:
Call Options Written	(2,605)	—	—	(2,605)
Total	$1,050,780	$—	$—	$1,050,780
*	Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity Price	Option	—	$—	Call options written, at value	$(2,605)

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen NWQ Equity Income Fund (continued)

September 30, 2012

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding investments in derivatives) was $973,682.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2012, were as follows:

Gross unrealized:
Appreciation	$133,112
Depreciation	(53,409)
Net unrealized appreciation (depreciation) of investments	$79,703

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Other Assets Less Liabilities includes Value of derivative instruments as listed within Investments in Derivatives at September 30, 2012.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(5)	Investment, or portion of investment, has been pledged as collateral for call option written during and as of the end of the reporting period.

ADR	American Depositary Receipt.

36	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Global Total Return Bond Fund

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 39.5%

	Aerospace & Defense – 0.1%

$20	Huntington Ingalls Industries Inc., 144A	7.125%	3/15/21	BB	$21,525
	Airlines – 0.1%

25	Delta Air Lines Pass Through Certificates, Series 2012-1B	6.875%	5/07/19	BB	25,969
	Auto Components – 0.4%

15	American & Axle Manufacturing Inc.	6.625%	10/15/22	B	15,188

20	Dana Holding Corporation	6.500%	2/15/19	BB	21,300

25	Pittsburgh Glass Works LLC, 144A	8.500%	4/15/16	B+	23,250
60	Total Auto Components				59,738
	Automobiles – 0.2%

30	Chrysler GP/CG Company	8.000%	6/15/19	B	31,800
	Biotechnology – 1.4%

200	Sinopec Group Overseas Development 2012, 144A	3.900%	5/17/22	Aa3	214,303

20	STHI Holding Corporation, 144A	8.000%	3/15/18	B	21,300
220	Total Biotechnology				235,603
	Building Products – 0.3%

25	Associated Materials Inc.	9.125%	11/01/17	B–	24,500

25	Corporativo Javer S.A. de C.V, 144A	9.875%	4/06/21	B1	24,688
50	Total Building Products				49,188
	Capital Markets – 3.5%

125	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	144,130

70	Morgan Stanley	6.625%	4/01/18	A	80,426

125	Morgan Stanley	5.500%	7/24/20	A	134,963

175	Morgan Stanley	5.500%	7/28/21	A	191,518

25	UBS AG Stamford	4.875%	8/04/20	A	27,960
520	Total Capital Markets				578,997
	Chemicals – 3.1%

2	Georgia Gulf Corporation	9.000%	1/15/17	BB	2,235

25	Hexion US Finance	6.625%	4/15/20	Ba3	25,438

25	Huntsman International LLC, Convertible Bond, Series 2011	8.625%	3/15/21	B+	28,625

70	Ineos Finance PLC, 144A	7.500%	5/01/20	B+	71,050

300	Rockwood Specialties Group	4.625%	10/15/20	BB	304,490

50	Taminco Global Chemical Corporation, 144A	9.750%	3/31/20	B–	54,000

25	Tronox Finance LLC, 144A	6.375%	8/15/20	BB–	25,250
497	Total Chemicals				511,088
	Commercial Banks – 0.9%

25	HSBC Holdings PLC	6.800%	6/01/38	AA–	30,524

90	Rabobank Nederland	3.875%	2/08/22	AA	95,516

20	Royal Bank of Scotland Group PLC	6.400%	10/21/19	A	22,984
135	Total Commercial Banks				149,024
	Commercial Services & Supplies – 0.1%

17	Ceridian Corporation, 144A	8.875%	7/15/19	B1	18,360

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Global Total Return Bond Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Computers & Peripherals – 0.3%

$30	Hewlett Packard Company	4.650%	12/09/21	A3	$31,281

20	Seagate HDD Cayman	6.875%	5/01/20	BB+	21,325
50	Total Computers & Peripherals				52,606
	Construction & Engineering – 1.3%

200	Odebrecht Finance Limited, 144A	5.125%	6/26/22	BBB–	213,000
	Consumer Finance – 1.5%

30	Capital One Bank	8.800%	7/15/19	Baa1	39,595

90	Discover Financial Services	5.200%	4/27/22	BBB	98,610

100	Ford Motor Credit Company	6.625%	8/15/17	Baa3	115,992
220	Total Consumer Finance				254,197
	Containers & Packaging – 0.7%

12	Intertape Polymer US Inc.	8.500%	8/01/14	CCC+	12,000

100	Reynolds Group, 144A	7.125%	4/15/19	B+	105,500
112	Total Containers & Packaging				117,500
	Diversified Consumer Services – 0.7%

100	Bank of America Corporation	5.700%	1/24/22	A	117,456
	Diversified Financial Services – 4.3%

115	Bank of America Corporation	5.875%	1/05/21	A	132,673

50	Bank of America Corporation	5.750%	12/01/17	A	57,528

80	Citigroup Inc.	5.375%	8/09/20	A	92,489

30	Citigroup Inc.	6.125%	8/25/36	BBB+	32,576

30	General Electric Capital Corporation	5.300%	2/11/21	AA	34,427

25	General Electric Capital Corporation	6.875%	1/10/39	AA+	33,403

105	JPMorgan Chase & Company	4.350%	8/15/21	A+	115,729

150	JPMorgan Chase & Company	4.500%	1/24/22	A+	166,388

45	JPMorgan Chase & Company	6.400%	5/15/38	A+	58,199
630	Total Diversified Financial Services				723,412
	Diversified Telecommunication Services – 1.6%

25	AT&T, Inc.	5.550%	8/15/41	A2	31,120

35	Brasil Telecom SA, 144A	5.750%	2/10/22	BBB	36,663

150	Deutsche Telekom International Finance BV, 144A	4.875%	3/06/42	BBB+	161,274

30	Sprint Nextel Corporation	6.000%	12/01/16	B+	30,900
240	Total Diversified Telecommunication Services				259,957
	Energy Equipment & Services – 0.7%

20	Diamond Offshore Drilling Inc.	5.700%	10/15/39	A–	26,320

20	NGPL PipeCo LLC	7.119%	12/15/17	Ba3	21,250

30	Rowan Companies Inc.	7.875%	8/01/19	BBB–	37,193

25	Weatherford International Limited	7.000%	3/15/38	BBB	28,254
95	Total Energy Equipment & Services				113,017
	Food Products – 2.2%

200	BRF Brasil Foods SA, 144A	5.875%	6/06/22	BBB–	218,500

100	JBS Finance II Limited, 144A	8.250%	1/29/18	BB	102,000

40	Tyson Foods	4.500%	6/15/22	BBB	41,900
340	Total Food Products				362,400

38	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Gas Utilities – 0.2%

$25	AmeriGas Finance LLC	6.750%	5/20/20	Ba2	$26,688
	Health Care Providers & Services – 0.2%

25	HCA Holdings Inc.	7.750%	5/15/21	B–	27,250
	Independent Power Producers & Energy Traders – 0.3%

25	Constellation Energy Group	5.150%	12/01/20	BBB+	29,384

25	NRG Energy Inc.	7.875%	5/15/21	BB	27,188
50	Total Independent Power Producers & Energy Traders				56,572
	Industrial Conglomerates – 0.1%

20	Abengoa Finance SAU, 144A	8.875%	11/01/17	B+	18,500
	Insurance – 0.9%

30	Allied World Assurance Holdings Limited	7.500%	8/01/16	A–	34,891

35	Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	39,711

30	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	Baa2	31,380

25	MetLife Inc.	6.750%	6/01/16	A–	29,923

20	Prudential Financial Inc.	5.500%	3/15/16	A	22,518
140	Total Insurance				158,423
	IT Services – 0.1%

20	First Data Corporation, 144A	6.750%	11/01/20	BB–	19,875
	Media – 1.9%

20	Comcast Corporation	6.400%	5/15/38	BBB+	25,612

55	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	62,524

30	NBC Universal Media LLC	4.375%	4/01/21	BBB+	34,018

35	NBC Universal Media LLC, (WI/DD)	2.875%	1/15/23	BBB+	34,936

20	News America Holdings Inc.	6.650%	11/15/37	BBB+	25,379

40	Time Warner Inc.	6.100%	7/15/40	BBB	49,602

20	Viacom Inc.	6.875%	4/30/36	BBB+	26,414

60	Vivendi SA, 144A	4.750%	4/12/22	BBB	62,940
280	Total Media				321,425
	Metals & Mining – 4.8%

55	Alcoa Inc.	5.400%	4/15/21	BBB–	57,731

25	Anglogold Holdings PLC	6.500%	4/15/40	Baa2	25,250

50	ArcelorMittal	6.500%	2/25/22	Baa3	49,249

35	ArcelorMittal	7.000%	10/15/39	Baa3	32,018

70	Cliffs Natural Resources Inc.	4.800%	10/01/20	BBB–	68,694

200	Evraz Group S.A., 144A	7.400%	4/24/17	BB–	207,050

50	FMG Resources, 144A	6.000%	4/01/17	BB+	46,500

25	Freeport McMoRan Copper & Gold, Inc.	3.550%	3/01/22	BBB	25,025

25	IAMGOLD Corproation, 144A	6.750%	10/01/20	BB–	24,500

20	Inmet Mining Corporation, 144A	8.750%	6/01/20	B+	20,700

20	JMC Steel Group, 144A	8.250%	3/15/18	B	20,400

100	Northland Resources AB	13.000%	3/06/17	B–	94,000

20	Taseko Mines Limited	7.750%	4/15/19	B	19,150

35	Teck Resources Limited	6.250%	7/15/41	BBB	38,092

20	Thompson Creek Metals Company	7.375%	6/01/18	CCC	16,200

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Global Total Return Bond Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining (continued)

$25	Vale Overseas Limited	6.875%	11/10/39	A–	$29,159

35	WPE International Cooperatief U.A., 144A	10.375%	9/30/20	B+	29,750
810	Total Metals & Mining				803,468
	Oil, Gas & Consumable Fuels – 4.5%

20	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB–	24,507

25	Bill Barrett Corporation	7.000%	10/15/22	BB–	25,688

100	Bumi Capital Pte Limited, 144A	12.000%	11/10/16	B+	84,000

25	Calumet Specialty Products	9.375%	5/01/19	B	26,875

25	Deep Drilling Company	14.250%	3/05/15	N/R	24,872

25	Drill Rigs Holdings Inc., 144A	6.500%	10/01/17	B	24,844

20	Kodiak Oil and Gas Corporation, 144A	8.125%	12/01/19	CCC+	21,200

25	MEG Energy Corportation, 144A	6.375%	1/30/23	BB	26,688

30	Noble Energy Inc.	4.150%	12/15/21	BBB	32,404

25	OGX Petroleo e Gas Participacoes SA, 144A	8.500%	6/01/18	B1	22,500

50	Petrobras International Finance Company	5.375%	1/27/21	A3	56,339

50	Petrobras International Finance Company	6.875%	1/20/40	A3	62,597

250	Reliance Holdings USA Inc., 144A	5.400%	2/14/22	BBB	266,297

25	Sabine Pass LNG LP	7.500%	11/30/16	BB+	27,000

25	Valero Energy Corporation	6.125%	2/01/20	BBB	30,366
720	Total Oil, Gas & Consumable Fuels				756,177
	Paper & Forest Products – 0.3%

30	International Paper Company	8.700%	6/15/38	BBB	44,699
	Real Estate Investment Trust – 0.8%

20	Boston Properties Limited Partnership	4.125%	5/15/21	A–	21,638

30	HCP Inc.	3.750%	2/01/19	BBB+	31,451

15	Prologis Inc.	6.875%	3/15/20	Baa2	18,203

20	Simon Property Group, L.P.	5.650%	2/01/20	A–	24,065

30	Vornado Realty LP	4.250%	4/01/15	BBB	31,704
115	Total Real Estate Investment Trust				127,061
	Real Estate Management & Development – 0.6%

100	Agile Property Holdings Limited, 144A	10.000%	11/14/16	BB	105,500
	Thrifts & Mortgage Finance – 0.3%

40	WEA Finance LLC, 144A	4.625%	5/10/21	A2	43,668
	Tobacco – 0.1%

20	Altria Group Inc.	4.750%	5/05/21	Baa1	22,881
	Transportation Infrastructure – 0.2%

35	Asciano Finance Limited, 144A	5.000%	4/07/18	Baa2	37,589
	Wireless Telecommunication Services – 0.8%

25	American Tower Company	5.050%	9/01/20	Baa3	27,900

100	VimpelCom Limited/VIP Finance Ireland, 144A	9.125%	4/30/18	BB	114,470
125	Total Wireless Telecommunication Services				142,370
$6,116	Total Corporate Bonds (cost $6,190,115)				6,606,983

40	Nuveen Investments

Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CAPITAL PREFERRED SECURITIES – 0.3%

	Capital Markets – 0.3%

75	Goldman Sachs Capital II	4.000%	6/01/43	BB+	$56,487
75	Total Capital Preferred Securities (cost $75,000)				56,487

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 1.3%

	Commercial Banks – 0.4%

2,400	PNC Financial Services, Inc.	6.125%		BBB	$65,928
	Diversified Financial Services – 0.5%

75	Bank of America Corporation	7.250%		BB+	81,750
	Insurance – 0.4%

2,400	Hartford Financial Services Group Inc.	7.875%		BB+	67,176
	Total $25 Par (or similar) Preferred Securities (cost $183,225)				214,854

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET BACKED AND MORTGAGE-BACKED SECURITIES – 12.1%

$425	Fannie Mae TBA Mortgage Pool, (WI/DD)	4.500%	TBA	Aaa	$459,996

680	Fannie Mae TBA Mortgage Pool, (WI/DD)	4.000%	TBA	Aaa	732,594

535	Fannie Mae TBA Mortgage Pool, (WI/DD)	3.500%	TBA	Aaa	573,788

250	Holmes Master Issuer PLC, Residential Mortgage Pool, Series 2012-1A, 144A	2.105%	10/15/54	AAA	256,140
$1,890	Total Asset-Backed and Mortgage-Backed Securities (cost $2,002,314)				2,022,518

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 42.1%

	Argentina – 0.6%

$100	Republic of Argentina International Bond	8.750%	6/02/17	B	$97,500
	Australia – 1.4%

100 AUD	Australian Government Bond	5.750%	5/15/21	AAA	126,763

100 AUD	Australian Government Bond	6.500%	5/15/13	Aaa	106,018
200 AUD	Total Australia				232,781
	Brazil – 0.9%

130	Federative Republic of Brazil	4.875%	1/22/21	Baa2	155,350
	Canada – 3.5%

275 CAD	Canadian Government Bond	2.750%	9/01/16	AAA	295,728

250 CAD	Canadian Government Bond, (4)	3.250%	6/01/21	AAA	287,392
525 CAD	Total Canada				583,120
	Finland – 2.2%

250 EUR	Finland Government Bond	3.375%	4/15/20	AAA	367,766
	Indonesia – 0.7%

100	Republic of Indonesia, 144A	5.875%	3/13/20	Baa3	120,500
	Mexico – 6.5%

50 MXN	Mexico Bonos de DeSarrollo	6.250%	6/16/16	A–	406,510

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Global Total Return Bond Fund (continued)

September 30, 2012

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Mexico (continued)

1,700 MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A–	$160,469

60 MXN	Mexico Bonos de DeSarrollo	9.500%	12/18/14	A–	512,799
1,810 MXN	Total Mexico				1,079,778
	Netherlands – 2.1%

150 EUR	Netherlands Government	2.750%	1/15/15	AAA	204,174

100 EUR	Netherlands Government	3.750%	1/15/23	Aaa	151,980
250 EUR	Total Netherlands				356,154
	New Zealand – 2.0%

350 NZD	New Zealand Government	6.000%	12/15/17	Aaa	333,770
	Norway – 2.8%

2,300 NOK	Norwegian Government Bond	3.750%	5/25/21	AAA	458,161
	Philipines – 0.7%

100	Republic of the Philippines	4.000%	1/15/21	Ba1	111,750
	Poland – 1.0%

150	Republic of Poland	5.000%	3/23/22	A2	174,000
	South Africa – 2.1%

2,800 ZAR	Republic of South Africa	7.250%	1/15/20	A	351,859
	Sweden – 2.2%

2,000 SEK	Swedish Government	3.500%	6/01/22	AAA	359,777
	Turkey – 3.6%

1,100 TRY	Turkey Government Bond	0.000%	11/07/12	BBB–	607,952
	United Kingdom – 9.8%

350 GBP	United Kingdom, Gilt	3.750%	9/07/21	AAA	674,075

70 GBP	United Kingdom, Gilt	4.250%	9/07/39	Aaa	139,138

100 GBP	United Kingdom, Gilt	4.500%	3/07/13	AAA	164,424

100 GBP	United Kingdom, Gilt	4.000%	9/07/16	AAA	183,996

250 GBP	United Kingdom, Gilt	3.750%	9/07/19	AAA	476,501
870 GBP	Total United Kingdom				1,638,134
	Total Sovereign Debt (cost $6,636,732)				7,028,352

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 13.4%

	Repurchase Agreements – 13.4%

$2,239	Repurchase Agreement with State Street Bank, dated 9/28/12, repurchase price $2,239,284, collateralized by $2,280,000 U.S. Treasury Notes, 0.375%, due 4/15/15, value $2,288,509	0.010%	10/01/12		$2,239,282
	Total Short-Term Investments (cost $2,239,282)				2,239,282
	Total Investments (cost $17,326,668) – 108.7%				18,168,476
	Other Assets Less Liabilities – (8.7)% (5)				(1,455,335)
	Net Assets – 100%				$16,713,141

42	Nuveen Investments

Investments in Derivatives at September 30, 2012

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars) (5)
Barclays Bank PLC	U.S. Dollar	457,636	Malaysian Ringgit	1,400,000	11/26/12	$(1,621)
Citigroup	Canadian Dollar	440,000	U.S. Dollar	448,045	10/03/12	535
Citigroup	Japanese Yen	63,000,000	U.S. Dollar	807,165	11/19/12	(464)
Citigroup	U.S. Dollar	437,736	Canadian Dollar	440,000	10/03/12	9,774
Citigroup	U.S. Dollar	465,527	South Korean Won	527,000,000	10/15/12	8,207
Citigroup	U.S. Dollar	502,796	Swedish Krona	3,300,000	11/19/12	(1,218)
Citigroup	U.S. Dollar	500,720	Polish Zloty	1,600,000	11/30/12	(5,104)
Citigroup	U.S. Dollar	447,479	Canadian Dollar	440,000	12/03/12	(595)
Credit Suisse	Chilean Peso	86,000,000	U.S. Dollar	181,626	10/05/12	493
Credit Suisse	Norwegian Krone	2,800,000	U.S. Dollar	490,798	10/05/12	2,173
Credit Suisse	U.S. Dollar	178,054	Chilean Peso	86,000,000	10/05/12	3,079
Credit Suisse	U.S. Dollar	170,698	Norwegian Krone	1,000,000	10/05/12	3,811
Credit Suisse	U.S. Dollar	310,051	Norwegian Krone	1,800,000	10/05/12	4,065
Credit Suisse	U.S. Dollar	91,912	Indian Rupee	5,000,000	10/25/12	2,324
Credit Suisse	U.S. Dollar	358,166	Polish Zloty	1,200,000	11/05/12	14,624
Credit Suisse	U.S. Dollar	180,124	Chilean Peso	86,000,000	12/03/12	(669)
Credit Suisse	U.S. Dollar	489,737	Norwegian Krone	2,800,000	12/03/12	(2,222)
JPMorgan	South Korean Won	520,000,000	U.S. Dollar	465,950	10/02/12	(1,819)
JPMorgan	U.S. Dollar	455,860	South Korean Won	520,000,000	10/02/12	11,909
JPMorgan	U.S. Dollar	392,927	Indian Rupee	22,000,000	10/10/12	23,141
JPMorgan	U.S. Dollar	332,533	Indian Rupee	18,000,000	10/18/12	7,261
JPMorgan	U.S. Dollar	464,597	South Korean Won	520,000,000	12/03/12	1,706
Morgan Stanley	Canadian Dollar	1,081,223	U.S. Dollar	1,101,266	10/03/12	1,588
Morgan Stanley	Euro	330,832	U.S. Dollar	408,363	10/19/12	(16,864)
Morgan Stanley	U.S. Dollar	1,075,469	Canadian Dollar	1,081,223	10/03/12	24,209
Morgan Stanley	U.S. Dollar	770,048	Mexican Peso	9,953,250	11/29/12	(1,664)
Morgan Stanley	U.S. Dollar	1,099,832	Canadian Dollar	1,081,223	12/03/12	(1,695)
Morgan Stanley	U.S. Dollar	768,145	Chinese Yuan	4,900,000	12/07/12	6,683
						$91,647

Credit Default Swaps outstanding:

Counterparty	Reference Entity	Buy/Sell Protection (6)	Current Credit Spread (7)	Notional Amount	Fixed Rate*	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars) (5)
JPMorgan	Markit CDX NA HY18 Index	Sell	4.84	198,000 USD	5.000%	6/20/17	$1,540	$7,351
Morgan Stanley	ITRAXX Asia EX Japan Index	Sell	1.20	500,000 USD	1.000	6/20/17	(4,304)	9,425
								$16,776
*	Annualized

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Canadian 10-Year Bond	Long	4	12/12	$558,560	$3,973
Euro 90-Day	Long	11	12/15	2,725,388	2,699
Euro Bund	Long	3	12/12	546,545	5,088
Japanese 10-Year Bond	Long	1	12/12	1,847,642	3,198
Long Gilt Future	Long	2	12/12	389,555	(327)
U.S. Treasury 10-Year Note	Short	(21)	12/12	(2,803,172)	(12,256)
U.S. Treasury Long Bond	Short	(9)	12/12	(1,344,375)	9,516
					$11,891

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Global Total Return Bond Fund (continued)

September 30, 2012

Call Options Purchased outstanding:

Number of Contracts	Type	Notional Amount (8)	Expiration Date	Strike Price	Value (5)
7	30-Year U.S. Treasury Bond Future	$100,800	11/23/12	$144.0	$5,250
3	30-Year U.S. Treasury Bond Future	43,500	11/23/12	145.0	2,859
10	Total Call Options Purchased (premiums paid $8,424)	$144,300			$8,109

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Corporate Bonds	$—	$6,606,983	$—	$6,606,983
Capital Preferred Securities	—	56,487	—	56,487
$25 Par (or similar) Preferred Securities	214,854	—	—	214,854
Asset-Backed and Mortgage-Backed Securities	—	2,022,518	—	2,022,518
Sovereign Debt	—	7,028,352	—	7,028,352
Short-Term Investments:
Repurchase Agreements	—	2,239,282	—	2,239,282
Derivatives:
Forward Foreign Currency Exchange Contracts**	—	91,647	—	91,647
Credit Default Swaps**	—	16,776	—	16,776
Futures Contracts**	11,891	—	—	11,891
Call Options Purchased	8,109	—	—	8,109
Total	$234,854	$18,062,045	$—	$18,296,899
*	Refer to the Fund’s Portfolio of Investments for industry classifications.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to

44	Nuveen Investments

maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$125,582	—	$—
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	(33,935)	—	—
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	24,474	—	—
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	(12,583)	—	—
Credit	Swaps	Unrealized appreciation on credit default swaps**	16,776	—	—
Interest Rate	Options	Options purchased, at value	8,109	—
Total			$128,423		$—
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments, and not the deposits with brokers, if any, or the receivable or payable for variation margin presented on the Statement of Assets and Liabilities.
**	Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities but is not reflected in the unrealized appreciation (depreciation) presented above.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding investments in derivatives) was $17,326,667.

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Global Total Return Bond Fund (continued)

September 30, 2012

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2012, were as follows:

Gross unrealized:
Appreciation	$908,446
Depreciation	(66,637)
Net unrealized appreciation (depreciation) of investments	$841,809

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Other Assets Less Liabilities, includes the Value and the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at September 30, 2012.

(6)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(7)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

N/R	Not rated.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

AUD	Austrailian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pounds

MXN	Mexian Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

TRY	Turkey Lira

USD	U.S. Dollar

ZAR	South African Rand

46	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2012